Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans Sold	$ 661,000,000	$ 315,000,000
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,409,233,000	1,346,536,000
Residential Mortgage | Sale Non Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans Sold	435,000,000
Residential Mortgage | Trading Account Assets[Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,391,594,000	1,330,743,000
Residential Mortgage | Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	919,980,000	838,795,000
Residential Mortgage | Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	438,236,000	453,697,000
Residential Mortgage | Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	33,378,000	38,251,000
Other Commercial And Construction Loans Sold Domain [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial Construction Loans Sold	421,000,000	60,000,000
Other Commercial And Construction Loans Sold Domain [Member] | Sale Non Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial Construction Loans Sold	401,000,000
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	42,000,000	265,000,000
Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	1,900,000,000	1,500,000,000
Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	0	1,000,000
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	15,000,000	18,000,000
Westernbank Puerto Rico [Member] | A S C Subtopic 31030 [Member] | Acquired Loans In An F D I C Assisted Transaction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Acquired With Deteriorated Credit Quality	200,000,000	300,000,000
Westernbank Puerto Rico [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | A S C Subtopic 31030 [Member] | Acquired Loans In An F D I C Assisted Transaction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of covered loans	3,800,000,000	4,800,000,000
SOP Non-Covered Loans [Member] | A S C Subtopic 31030 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of covered loans	197,000,000
PUERTO RICO | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	$ 761,000,000